John Hancock

Premium Dividend Fund

Quarterly portfolio holdings 7/31/19

Fund’s investments

As of 7-31-19 (unaudited)

	Shares	Value
Preferred securities 76.9% (51.1% of Total investments)		$574,330,779
(Cost $547,390,696)
Communication services 2.9%		21,666,625

Diversified telecommunication services 0.3%
Qwest Corp., 6.125%	107,500	2,570,325
Wireless telecommunication services 2.6%
Telephone & Data Systems, Inc., 5.875%	100,000	2,569,000
Telephone & Data Systems, Inc., 6.625%	285,000	7,495,500
Telephone & Data Systems, Inc., 6.875%	170,000	4,318,000
United States Cellular Corp., 6.950%	185,000	4,713,800
Consumer staples 2.6%		19,734,000

Food and staples retailing 2.6%
Ocean Spray Cranberries, Inc., 6.250% (A)	224,250	19,734,000
Energy 0.7%		5,625,900

Oil, gas and consumable fuels 0.7%
Enbridge, Inc., Series B (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (B)(C)	210,000	5,625,900
Financials 30.6%		228,177,127

Banks 15.3%
BB&T Corp. (Callable 8-1-19), 5.200%	130,000	3,286,400
BB&T Corp. (Callable 9-3-19), 5.200%	110,000	2,780,800
BB&T Corp., 5.625%	776,000	19,718,160
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (B)(C)	240,650	6,836,867
JPMorgan Chase & Co., 5.450% (B)(C)	490,000	12,803,700
JPMorgan Chase & Co., 6.100%	650,000	17,186,000
JPMorgan Chase & Co., 6.300%	245,000	6,237,700
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (B)(C)	188,000	5,004,560
The PNC Financial Services Group, Inc., 5.375%	180,000	4,593,600
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (B)(C)	311,600	8,388,272
U.S. Bancorp, 5.150%	500,000	12,680,000
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (B)(C)	351,000	9,484,020
Wells Fargo & Company, 6.000% (B)(C)	205,000	5,250,050
Capital markets 10.9%
Morgan Stanley, 6.625%	842,557	21,552,608
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	249,227	6,943,464
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (B)(C)	430,025	12,251,412
State Street Corp., 5.250%	1,005,000	25,416,450
State Street Corp., 6.000%	80,000	2,041,600
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%)	25,000	671,250
The Bank of New York Mellon Corp., 5.200%	442,000	11,253,320
The Goldman Sachs Group, Inc., 6.200%	46,874	1,171,381
Consumer finance 1.4%
Capital One Financial Corp., 6.000% (B)(C)	136,000	3,468,000
Capital One Financial Corp., 6.200%	80,000	2,083,200
Capital One Financial Corp., 6.250%	87,047	2,220,569
Capital One Financial Corp., 6.700% (B)(C)	112,650	2,881,587
Insurance 3.0%
Assurant, Inc., 6.500% (C)	23,000	2,686,860
Athene Holding, Ltd. (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	284,213	7,764,699

2 JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Prudential Financial, Inc., 5.750% (B)(C)	50,000	$1,288,500
Prudential PLC, 6.750%	150,000	4,069,498
W.R. Berkley Corp., 5.625%	240,351	6,162,600
Industrials 0.5%		3,496,500

Machinery 0.5%
Stanley Black & Decker, Inc., 5.750% (B)(C)	135,000	3,496,500
Real estate 4.7%		34,841,312

Equity real estate investment trusts 4.7%
American Homes 4 Rent, Series D, 6.500%	100,000	2,755,000
American Homes 4 Rent, Series G, 5.875% (B)(C)	65,000	1,758,250
Crown Castle International Corp., 6.875% (C)	14,500	17,460,900
Digital Realty Trust, Inc., 6.625%	18,275	486,481
Senior Housing Properties Trust, 5.625%	554,690	12,380,681
Utilities 34.9%		260,789,315

Electric utilities 16.2%
American Electric Power Company, Inc., 6.125% (C)	80,000	4,358,400
Duke Energy Corp., 5.125% (B)(C)	192,458	4,878,810
Duke Energy Corp., 5.750%	160,000	4,424,000
Interstate Power & Light Company, 5.100%	1,204,700	31,117,401
NextEra Energy Capital Holdings, Inc., 5.125%	185,000	4,702,700
NSTAR Electric Company, 4.250%	13,347	1,328,027
NSTAR Electric Company, 4.780%	100,000	10,200,000
PPL Capital Funding, Inc., 5.900%	1,150,320	29,333,160
SCE Trust II, 5.100% (B)(C)	1,097,000	25,735,620
The Southern Company, 6.250%	155,000	4,073,400
Union Electric Company, 3.700%	12,262	1,206,134
Gas utilities 2.2%
South Jersey Industries, Inc., 7.250% (C)	209,200	11,211,028
Spire, Inc., 5.900%	183,775	5,075,866
Multi-utilities 16.1%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	300,000	8,040,000
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%) (B)(C)	571,150	15,798,009
CenterPoint Energy, Inc., 7.000% (C)	400,000	20,444,000
Dominion Energy, Inc., 7.250% (C)	314,850	31,639,277
DTE Energy Company, 5.250%	194,437	4,950,366
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	352,044	9,258,757
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (B)(C)	250,000	6,865,000
Sempra Energy, 5.750%	45,000	1,183,050
Sempra Energy, 6.000% (C)	53,500	5,947,060
Sempra Energy, 6.750% (C)	145,000	16,160,250
Water utilities 0.4%
Aqua America, Inc., 6.000% (C)	50,000	2,859,000
Common stocks 58.2% (38.6% of Total investments)		$434,390,006
(Cost $310,064,984)
Communication services 3.8%		28,419,500

Diversified telecommunication services 3.8%
AT&T, Inc.	510,000	17,365,500
Verizon Communications, Inc. (C)	200,000	11,054,000

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND 3

	Shares	Value
Consumer staples 0.7%		$5,601,870

Tobacco 0.7%
Philip Morris International, Inc. (C)	67,000	5,601,870
Energy 15.0%		112,009,044

Oil, gas and consumable fuels 15.0%
BP PLC, ADR	675,950	26,862,253
Enbridge, Inc. (B)(C)	281,200	9,389,268
Kinder Morgan, Inc.	1,043,962	21,526,496
ONEOK, Inc. (B)(C)	410,000	28,732,800
Royal Dutch Shell PLC, ADR, Class A (B)(C)	215,421	13,547,827
The Williams Companies, Inc.	485,000	11,950,400
Financials 1.9%		14,040,000

Capital markets 1.9%
Ares Management Corp., Class A (B)(C)	480,000	14,040,000
Utilities 36.8%		274,319,592

Electric utilities 23.0%
Alliant Energy Corp.	329,000	16,298,660
American Electric Power Company, Inc. (B)(C)	200,000	17,562,000
Avangrid, Inc. (B)(C)	381,500	19,284,825
Duke Energy Corp. (B)(C)	270,000	23,414,400
Entergy Corp. (B)(C)	60,000	6,337,200
Eversource Energy (B)(C)	303,264	23,005,607
FirstEnergy Corp. (B)(C)	250,000	10,992,500
OGE Energy Corp.	400,000	17,180,000
Pinnacle West Capital Corp.	50,000	4,561,000
PPL Corp. (B)(C)	505,000	14,963,150
The Southern Company (B)(C)	100,000	5,620,000
Xcel Energy, Inc. (B)(C)	200,000	11,922,000
Multi-utilities 13.8%
Black Hills Corp.	200,000	15,830,000
CenterPoint Energy, Inc. (B)(C)	785,000	22,772,850
Dominion Energy, Inc. (B)(C)	240,000	17,829,600
DTE Energy Company	180,000	22,879,800
National Grid PLC, ADR	210,000	10,802,400
NiSource, Inc.	440,000	13,063,600

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 14.8% (9.8% of Total investments)				$110,661,652
(Cost $106,444,543)
Communication services 0.4%				2,717,150

Wireless telecommunication services 0.4%
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%) (B)(C)	7.000	04-04-79	2,480,000	2,717,150
Consumer discretionary 0.8%				5,894,608

Automobiles 0.8%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(C)(D)	6.500	09-30-28	6,046,000	5,894,608
Energy 0.5%				4,162,840

Oil, gas and consumable fuels 0.5%
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) (B)(C)	6.250	03-01-78	4,000,000	4,162,840

4 JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 11.3%				$84,219,766

Banks 11.3%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (B)(C)(D)	5.875	03-15-28	4,500,000	4,790,025
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(B)(C)(D)	7.000	08-16-28	15,590,000	16,827,378
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (C)(D)	7.375	08-19-25	14,400,000	15,948,000
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (B)(C)(D)	6.000	07-06-23	18,000,000	18,270,000
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (C)(D)	6.375	04-06-24	2,500,000	2,591,150
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (C)(D)	6.500	03-23-28	10,000,000	10,425,000
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (C)(D)	5.700	04-15-23	3,000,000	3,026,250
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(C)(D)	7.500	06-27-24	9,750,000	10,219,463
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(C)(D)	5.900	06-15-24	2,000,000	2,122,500
Utilities 1.8%				13,667,288

Electric utilities 0.2%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (B)(C)(D)	6.250	02-01-22	1,750,000	1,795,938
Multi-utilities 1.6%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (B)(C)(D)	6.125	09-01-23	9,000,000	9,384,300
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (C)(D)	5.650	06-15-23	2,500,000	2,487,050

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.8% (0.5% of Total investments)				$5,775,000
(Cost $5,775,000)
U.S. Government Agency 0.5%				3,677,000

Federal Agricultural Mortgage Corp. Discount Note	2.150	08-01-19	1,308,000	1,308,000
Federal Home Loan Bank Discount Note	2.150	08-01-19	2,369,000	2,369,000

			Par value^	Value
Repurchase agreement 0.3%				2,098,000

Repurchase Agreement with State Street Corp. dated 7-31-19 at 1.300% to be repurchased at $2,098,076 on 8-1-19, collateralized by $2,120,000 U.S. Treasury Notes, 2.500% due 12-31-20 (valued at $2,140,765, including interest)			2,098,000	2,098,000
Total investments (Cost $969,675,223) 150.7%				$1,125,157,437
Other assets and liabilities, net (50.7%)				(378,783,784)
Total net assets 100.0%				$746,373,653

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(B)	All or a portion of this security is on loan as of 7-31-19, and is a component of the fund’s leverage under the Liquidity Agreement.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND 5

(C)

All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-19 was $435,095,802. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $251,420,046.

(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The fund had the following country composition as a percentage of total investments on 7-31-19:

United States	85.6%
United Kingdom	5.8%
Canada	3.8%
France	2.9%
Netherlands	1.2%
Other countries	0.7%
TOTAL	100.0%

6 JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES

FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	860	Short	Sep 2019	$(107,679,550)	$(109,582,812)	$(1,903,262)
						$(1,903,262)

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

SWAPS

Interest rate swaps

Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received		Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	96,000,000	USD	Fixed 2.136%	USD 3 Month LIBOR BBA	(a)	Semi-Annual	Quarterly	Oct 2022	—	$(1,426,071)	$(1,426,071)
									—	$(1,426,071)	$(1,426,071)

(a)	At 7-31-19, the 3 month LIBOR was 2.266%

Derivatives Currency Abbreviations

USD	U.S. Dollar

Derivatives Abbreviations

BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND 7

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2019, by major security category or type:

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Preferred securities
Communication services	$21,666,625	$21,666,625	—	—
Consumer staples	19,734,000	—	$19,734,000	—
Energy	5,625,900	5,625,900	—	—
Financials	228,177,127	228,177,127	—	—
Industrials	3,496,500	3,496,500	—	—
Real estate	34,841,312	17,380,412	17,460,900	—
Utilities	260,789,315	240,124,424	20,664,891	—
Common stocks	434,390,006	434,390,006	—	—
Corporate bonds	110,661,652	—	110,661,652	—
Short-term investments	5,775,000	—	5,775,000	—
Total investments in securities	$1,125,157,437	$950,860,994	$174,296,443	—
Derivatives:
Liabilities
Futures	$(1,903,262)	$(1,903,262)	—	—
Swap contracts	(1,426,071)	—	$(1,426,071)	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

8

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Computershare
P.O. Box 30170
College Station, TX 77842-3170

Phone	Customer service representatives	800-852-0218
	Portfolio commentary	800-344-7054
	24-hour automated information	800-843-0090
	TDD line	800-231-5469

This report is for the information of the shareholders of John Hancock Premium Dividend Fund.	P2Q3 07/19 9/19